Condensed Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2013	$ 295,782	$ 320,038	$ (17,485)	$ (6,771)
Net loss	(38,142)		(38,142)
Other comprehensive income (loss), net of tax	6,226			6,226
Ending Balance at Jun. 30, 2014	263,866	320,038	(55,627)	(545)
Beginning Balance at Dec. 31, 2014	225,581	320,038	(52,894)	(41,563)
Net loss	(43,326)		(43,326)
Other comprehensive income (loss), net of tax	(15,601)			(15,601)
Ending Balance at Jun. 30, 2015	$ 166,654	$ 320,038	$ (96,220)	$ (57,164)